Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2022:

Commitments for property management fees	RMB	US$
2023	2,240	325
2024	6,112	886
2025	5,351	776
2026	3,752	544
2027 and thereafter	28,851	4,183
	46,306	6,714

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2022:

Commitments for Licensed Copyrights and Produced Content	RMB	US$
2023	5,156,032	747,554
2024	3,622,346	525,191
2025	2,636,024	382,188
2026	1,260,792	182,798
2027 and thereafter	306,984	44,508
	12,982,178	1,882,239